UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

				FORM 13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [  x ]    Amendment Number:  _1________
           This Amendment: [  x   ]   is a restatement.
                           [     ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Seminole Management Co., Inc.
Address:  505 Park Avenue
          New York, NY 10022

Form 13F File Number:  028-11907

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul C. Shiverick
Title:     Co-CEO
Phone:     (212) 838-6055

Signature, Place, and Date of Signing:

/s/ Paul C. Shiverick  New York, New York        August, 2009
     [Signature]         [City, State]               [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:    None,

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          Two*

Form 13F Information Table Entry Total:     29

Form 13F Information Table Value Total:     $725,705 (in thousands)

List of Other Included Managers:

No.		Name
(1)		Paul C. Shiverick
(2)		Michael P. Messner

* Messrs. Shiverick and Messner, as General Partners and as Investment Managers of a single investment advisory firm, Seminole Management Co., Inc., have investment discretion over the investment portfolios reported herein.

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
                                                           Mkt    SH/Prn   SH/ PUT/ Investment  Other       Voting
                                                          Value                                           Authority
Name Of Issuer                 Title of Class    CUSIP   x$1,000    Amt    Prn CALL Discretion Managers      Sole      Shared None
ACCENTURE LTD BERMUDA          CL A            G1150G111  10,781   322,200 SH          SOLE                    322,200
BAXTER INTL INC	               COM             071813109   6,885   130,000 SH          SOLE                    130,000
BECTON DICKINSON & CO          COM             075887109   8,557   120,000 SH          SOLE                    120,000
BP PLC                         SPONSORED ADR   055622104  41,720   875,000 SH          SOLE                    875,000
CITIGROUP INC		       COM             172967101   7,858 2,645,800 SH          SOLE                  2,645,800
CF INDS HLDGS INC	       COM             125269100   8,163   110,100 SH          SOLE                    110,100
CONOCOPHILLIPS                 COM             20825C104  47,629 1,132,400 SH          SOLE                  1,132,400
CONTINENTAL AIRLS INC          CL B            210795308  11,231 1,267,600 SH          SOLE                  1,267,600
DELL INC		       COM	       24702R101  43,902 3,197,500 SH	       SOLE  		     3,197,500
EXXON MOBIL CORP	       COM             30231G102  74,251 1,062,100 SH	       SOLE 		     1,062,100
FLOWSERVE CORP		       COM	       34354P105  11,519   165,000 SH          SOLE                    165,000
FORD MTR CO DEL		       COM PAR $0.01   345370860   4,160   685,400 SH	       SOLE		       685,400
GENERAL MLS INC		       COM	       370334104   4,482    80,000 SH	       SOLE			80,000
HEWLETT PACKARD CO	       COM	       428236103   2,632    68,100 SH	       SOLE			68,100
HUMANA INC		       COM             444859102  27,463   851,300 SH          SOLE                    851,300
INTERNATIONAL BUSINESS MACHS   COM             459200101 188,614 1,806,300 SH          SOLE                  1,806,300
JOHNSON & JOHNSON	       COM 	       478160104  60,339 1,062,300 SH	       SOLE		     1,062,300
LAS VEGAS SANDS CORP           COM             517834107  19,267 2,451,300 SH          SOLE                  2,451,300
MERCK & CO INC	               COM             589331107   6,011   215,000 SH          SOLE                    215,000
MICROSOFT CORP                 COM             594918104  19,373   815,000 SH          SOLE                    815,000
PFIZER INC                     COM             717081103  24,440 1,629,300 SH          SOLE                  1,629,300
QUEST DIAGNOSTICS INC	       COM             74834L100   2,257    40,000 SH	       SOLE			40,000
ROYAL DUTCH SHELL PLC          SPONS ADR A     780259206  12,798   255,000 SH          SOLE                    255,000
SANOFI AVENTIS                 SPONSORED ADR   80105N105     399    13,542 SH          SOLE                     13,542
TOYOTA MOTOR CORP	       SP ADR REP2COM  892331307     363     4,800 SH	       SOLE			 4,800
UAL CORP                       COM NEW         902549807     368   115,500 SH          SOLE                    115,500
UNITED STATES OIL FUND LP      UNITS           91232N108  72,548 1,912,691 SH          SOLE                  1,912,691
UNITEDHEALTH GROUP INC	       COM	       91324P102   2,618   104,800 SH	       SOLE		       104,800
WYNN RESORTS LTD	       COM             983134107   5,077   143,827 SH	       SOLE		       143,827
                                                         725,705
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